SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE H - SUBSEQUENT EVENTS

The Company has evaluated the effect of events and transactions subsequent to September 30, 2023 through the date of issuance of the condensed consolidated financial statements, and determined that no subsequent events have occurred that require recognition in the condensed consolidated financial statements.

NOTE J - SUBSEQUENT EVENTS

The Company has evaluated the effect of events and transactions subsequent to December 31, 2022 through the date of issuance of the consolidated financial statements, and determined that no subsequent events have occurred that require recognition in the consolidated financial statements.